Victory Government Securities Fund Investment Strategy - Victory Government Securities Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in government securities, U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (“TIPS”); mortgage-backed securities (“MBS”) backed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); U.S. government agency collateralized mortgage obligations; securities issued by U.S. government agencies and instrumentalities; and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders. The securities issued by U.S. government agencies and instrumentalities are supported by the credit of the issuing agency, instrumentality, or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to, Fannie Mae, Freddie Mac, the Federal Agricultural Mortgage Corporation (“Farmer Mac”), Federal Farm Credit Bank, Federal Home Loan Bank, Private Export Funding Corp (“Pefco”), and the Small Business Administration. The effective duration of the Fund is generally within two years of the Bloomberg U.S. Aggregate Government Intermediate & MSB Index.